Administrative expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other administrative expenses [Member]
Data Processing And Informatice	R$ (779,453)	R$ (696,092)	R$ (513,446)
Services expense	(214,892)	(142,160)	(85,091)
Advertising expense	(93,512)	(137,942)	(145,279)
Rental expense	(62,870)	(60,513)	(33,236)
Bank and similar charges	(54,280)	(144,134)	(94,743)
Provision for Contingencies	(38,611)	(25,931)	(19,004)
Insurance expense	(25,620)	(15,870)	(3,801)
Portability Expenses	(8,274)	(15,768)	(25,498)
Other expenses	(183,836)	(256,074)	(244,105)
Administrative expenses	R$ (1,461,348)	R$ (1,494,484)	R$ (1,164,203)